Share Capital - Schedule of Issued and Fully Paid Share Capital (Parenthetical) (Details) - $ / shares	Sep. 30, 2024	Apr. 23, 2024
Disclosure of share capital [line items]
Par value per share		$ 0.0001
Ordinary Shares
Disclosure of share capital [line items]
Par value per share	$ 0.002